Impairments - Narrative (Details)	12 Months Ended
Dec. 31, 2025 item
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of scenarios prepared for each PD curve	3
Weight of downturn scenario	20.00%
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Business cycle parameters for base scenario for PD segments	0.1
Weight of base scenario	60.00%
Weight of upturn scenario	0.00%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Business cycle parameters for base scenario for PD segments	1.1
Weight of base scenario	80.00%
Weight of upturn scenario	20.00%